INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 1,704	$ 1,407
Work in process	1,217	1,049
Finished products	3,257	3,082
Total Inventories	$ 6,178	$ 5,538